SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of derivative liabilities and warrant liabilities

	September 30, 2023	December 31, 2022
Note Payable	$2,300,000	$–
Less: Unamortized Discounts and Deferred Financing Costs
Warrants	(521,948)	–
Derivative	(291,903)	–
Deferred financing costs	(758,613)	–
Total notes payable discount	(1,572,464)	–
Note payable, net of discount	$727,536	–